Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal
Current						$ 166,676
Deferred					(202,195)	(6,400)
State and Local
Current
Deferred
Change in valuation allowance					202,195
Income tax provision		$ 2,239		$ 2,239		$ 160,276